Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 - STOCKHOLDERS’ EQUITY

Units to be Issued

During the three months ended September 30, 2018, the Company received $404,500 from investors for the purchase of units under a private placement. Each unit offered in the private placement includes (i) one share of common stock, and (ii) a five-year warrant to purchase 0.65 shares of common stock at an exercise price of $1.50 per share. The private placement closed in three financings dated October 12, 2018, October 18, 2018 and November 2, 2018 (See Note 12 – Subsequent Events). Accordingly, the $404,500 is reflected in current liabilities at September 30, 2018 as units to be issued.

Common Stock

During the three months ended September 30, 2018, the Company did not issue any shares of common stock resulting from the exercise on a non-cash basis warrants.

Options and warrants

In December 2014, the Board of Directors adopted and the shareholders approved Relmada’s 2014 Stock Option and Equity Incentive Plan, as amended (the “Plan”), which allows for the granting of common stock awards, stock appreciation rights, and incentive and nonqualified stock options to purchase shares of the Company’s common stock to designated employees, non-employee directors, and consultants and advisors. The Plan allows for the granting of 1,611,769 options or stock awards. In August 2015, the board approved an amendment to the Plan. Among other things, the Plan Amendment updates the definition of “change of control” and provides for accelerated vesting of all awards granted under the plan in the event of a change of control of the Company. In January 2017, the stockholders approved an increase of 2,500,000 shares authorized to be issued under the Plan, raising the total shares allowed under the Plan to 4,111,769. In December 2017 the board approved, and in February 2018 the shareholders approved, an amendment to the Plan that increased the number of shares of Common Stock authorized for issuance under the Plan by an additional 2,500,000 shares from 4,111,768 to 6,611,768. As of September 30, 2018, no stock appreciation rights have been issued. Stock options are exercisable generally for a period of 10 years from the date of grant and generally vest over four years. As of September 30, 2018 3,568,528 shares were available for future grants under the Plan.

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options and warrants. The price of common stock prior to the Company being public was determined from a third party valuation. The risk-free interest rate assumptions were based upon the observed interest rates appropriate for the expected term of the equity instruments. The expected dividend yield was assumed to be zero as the Company has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future. The expected volatility was based on historical volatility. The Company routinely reviews its calculation of volatility changes in future volatility, the Company’s life cycle, its peer group, and other factors.

The Company uses the simplified method for share-based compensation to estimate the expected term for employee option awards for share-based compensation in its option-pricing model. The Company uses the contractual term for non-employee options to estimate the expected term, for share-based compensation in its option-pricing model.

On February 13, 2017, Mr. Michael Becker, the Company’s Chief Financial Officer, resigned and entered into a consulting agreement with the Company to provide financial, investor, digital media, and public relations services for the Company. As a result of Mr. Becker’s change from an employee to a consultant, his options and shares of restricted stock outstanding on such date continued to vest pursuant to the awards’ original terms and were reclassified as non-employee awards. On December 15, 2017 Mr. Becker’s consulting agreement expired and all unvested options were cancelled.

During the three months ended September 30, 2018, there were no options granted.

At September 30, 2018, the Company has unrecognized stock-based compensation expense of approximately $1,367,000 related to unvested stock options over the weighted average remaining service period of 2.92 years.

Options

A summary of the changes in options during the three months ended September 30, 2018 is as follows:

	Number of Options	Weighted Average Exercise Price For Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2018	3,068,865	$1.45	8.8	$511,000
Forfeited	25,625	$7.59	-	$-
Outstanding and expected to vest at September 30, 2018	3,043,240	$1.40	8.6	$802,500
Options exercisable at September 30, 2018	788,300	$2.87	7.2	$129,500

Warrants

A summary of the changes in outstanding warrants during the three months ended September 30, 2018 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding and vested at June 30, 2018	9,815,025	$3.96
Forfeited	(7,500)	-
Outstanding and vested at September 30, 2018	9,807,525	$3.96

During the quarter ended September 30, 2018, the Company issued no warrants.

At September 30, 2018 and June 30, 2018, the aggregate intrinsic value of warrants vested and outstanding was approximately $265,000 and $215,000, respectively.

The following summarizes the components of stock-based compensation expense which includes stock options and restricted stock in the consolidated statements of operations for the three months ended September 30, 2018 and 2017 (rounded to nearest $00):

	Three Months Ended September 30, 2018	Three Months Ended September 30, 2017
Research and development	$13,400	$7,100
General and administrative	139,400	61,800
Total	$152,800	$68,900

NOTE 9 – STOCKHOLDERS’ EQUITY

Common Stock

During the years ended June 30, 2018 and 2017, the Company issued 17,746 and 487,212 shares of common stock for cashless exercise of 17,770 and 487,707 warrants, respectively.

During the years ended June 30, 2018 and 2017, the Company issued 3,750 and 6,125 shares of common stock for issuances of restricted common stocks, respectively.

Options and warrants

In December 2014, the Board of Directors adopted and the shareholders approved Relmada’s 2014 Stock Option and Equity Incentive Plan, as amended (the “Plan”), which allows for the granting of common stock awards, stock appreciation rights, and incentive and nonqualified stock options to purchase shares of the Company’s common stock to designated employees, non-employee directors, and consultants and advisors. The Plan allowed for the granting of 1,611,769 options or stock awards. In August 2015, the board approved an amendment to the Plan. Among other things, the Plan Amendment updates the definition of “change of control” and provides for accelerated vesting of all awards granted under the plan in the event of a change of control of the Company. In January 2017, the stockholders approved an increase of 2,500,000 shares to 4,111,769. In December 2017 the board approved, and in February 2018 the shareholders approved, an amendment to the Plan that increased the number of shares of Common Stock authorized for issuance under the Plan by an additional 2,500,000 shares from 4,111,768 to 6,611,768. As of June 30, 2018, no stock appreciation rights have been issued. Stock options are exercisable generally for a period of 10 years from the date of grant and generally vest over four years. As of June 30, 2018 3,505,279 shares were available for future grants under the Plan.

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options and warrants. The price of common stock prior to the Company being public was determined from a third party valuation. The risk-free interest rate assumptions were based upon the observed interest rates appropriate for the expected term of the equity instruments. The expected dividend yield was assumed to be zero as the Company has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future. The expected volatility was based historical volatility. The Company routinely reviews its calculation of volatility changes in future volatility, the Company’s life cycle, its peer group, and other factors.

The Company uses the simplified method for share-based compensation to estimate the expected term for employee option awards for share-based compensation in its option-pricing model. The Company uses the contractual term for non-employee options to estimate the expected term, for share-based compensation in its option-pricing model.

On February 13, 2017, Mr. Michael Becker, the Company’s Chief Financial Officer, resigned and entered into a consulting agreement with the Company to provide financial, investor, digital media, and public relations services for the Company. As a result of Mr. Becker’s change from an employee to a consultant, his options and shares of restricted stock outstanding on such date continued to vest pursuant to the awards’ original terms and were reclassified as non-employee awards. On December 15, 2017 Mr. Becker’s consulting agreement expired and all unvested options were cancelled.

Stock-based compensation - options

During the year ended June 30, 2018, the Company granted various employees options to purchase a total of 2,650,000 shares of common stock. The options have a ten-year term and have an exercise price ranging from $0.80 to $0.88 per share. 2,450,000 options vest at a rate of 6.25% each quarter over 4 years, and 200,000 vest on the accomplishment of a clinical trial event. The fair value of the options on the grant date ranges from $0.65 to $0.71 per share using the Black-Scholes Option pricing model.

The Company did not grant any options to employees during the year ended June 30, 2017.

A summary of the changes in options outstanding for the year ended June 30, 2018 and 2017 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at June 30, 2016	642,204	$6.41	7.7	$21,500
Forfeited	(82,232)	$6.41	-	$-
Outstanding and expected to vest at June 30, 2017	559,972	$6.41	6.7	$-
Granted	2,650,000	$0.82	9.3	$-
Forfeited	(141,107)	$9.25		$-
Outstanding and expected to vest at June 30, 2018	3,068,865	$1.45	8.8	$511,000
Options exercisable at June 30, 2018	653,106	$3.47	7.0	$53,750

At June 30, 2018, the Company has unrecognized stock-based compensation expense of approximately $1,511,000 related to unvested stock options over the weighted average remaining service period of 3.1 years. The weighted average fair value of options granted during the years ended June 30, 2018 and 2017 was approximately $0.66 and $0.52 per share, respectively, on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended June 30, 2018	Year Ended June 30, 2018
Risk free interest rate	2.14 to 2.61%	2.14 to 2.31%
Dividend yield	0%	0%
Volatility	99.9-101.6%	105.7%
Expected term (in years)	6.25	6.25

Stock-based compensation – restricted common stock

A summary of the changes in outstanding restricted stocks during the years ended June 30, 2018 and 2017 is as follows:

	Number of Shares	Weighted Average Fair Value Per Share
Outstanding and expected to issue at June 30, 2016	20,375	$14.10
Issued	(4,625)	$14.91
Forfeited	(7,000)	$13.45
Outstanding and vested at June 30, 2017	8,750	$15.25
Issued	(3,750)	$15.25
Forfeited	(5,000)	$15.25
Outstanding and vested at June 30, 2018	-	-

The restricted stock grants vest over four years. The Company had an unrecognized expense at June 30, 2018 and 2017 of approximately $0 and $6,150, respectively, related to unvested restricted stock grants which will be recognized over the remaining weighted average service periods of 0 and 1.4years, respectively. During the year ended June 30, 2018 and 2017, the Company issued 3,750 and 4,625 shares, respectively, in relation to vested restricted stock. As of June 30, 2018, all restricted stock shares are issued.

Stock-based compensation – warrants

A summary of the changes in outstanding warrants during the years ended June 30, 2018 and 2017 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding and vested at June 30, 2016	4,224,573	$7.04
Issued	150,000	$1.64
Exercised	(487,707)	$0.001
Outstanding and vested at June 30, 2017	3,886,866	$7.71
Issued	5,945,929	$1.50
Exercised	(17,770)	$0.001
Outstanding and vested at June 30, 2018	9,815,025	$3.96

During the year ended June 30, 2017, the Company issued an aggregate of 150,000 warrants to a consultant for services rendered. The exercise price was determined based on the trading price of the Company’s common stock at warrant issuance date and range from $1.00 to $3.55 per share. The warrants are non-cancellable, vest upon issuance and expire the seventh anniversary of the date of issuance. The aggregate fair value of these warrants using the Black-Scholes option pricing model was $209,740 based on the following assumption:

During the year ended June 30, 2018, the Company issued an aggregate of 338,600 warrants to a consultant for services rendered. The exercise price was determined on trading price of the Company’s common stock at warrant issuance date and range from $0.75 to $1.65 per share. The warrants are non-cancellable, vest upon issuance or over the service period and expire on the tenth or the seventh anniversary of the date of issuance.

In addition, the Company issued an aggregate of 4,803,330 and 804,000 warrants to the holders of promissory notes payable and placement agent, respectively, during the year ended June 30, 2018. These warrants have exercise price from $1.50 to $1.65. The warrants are non-cancellable, vest upon issuance or over the service period and expire the seventh anniversary of the date of issuance

The aggregate fair value of these warrants issued during the year ended June 30, 2018 using the Black-Scholes option pricing model was approximately $1,594,000 based on the following assumptions:

Year Ended June 30, 2018
Risk free interest rate	2.13% to 2.86%
Dividend yield	0%
Volatility	83.7% to 99.4%
Expected term (in years)	6 to 10

At June 30, 2018 and 2017, the Company has $81,000 and $0 unrecognized stock based compensation expense related to outstanding warrants. At June 30, 2018 and 2017, the aggregate intrinsic value of warrants vested and outstanding was approximately $215,000 and $149,000, respectively. During the years ended June 30, 2018 and June 30, 2017, the Company recorded approximately $50,000 and $210,000 of expenses from issuances of warrants.

Stock-based compensation by class of expense

The following summarizes the components of stock-based compensation expense which includes common stock, stock options, warrants and restricted stock in the consolidated statements of operations for the years ended June 30, 2018 and 2017 (rounded to nearest $00) respectively:

	Year ended June 30, 2018	Year ended June 30, 2017
Research and development	$62,500	$136,500
General and administrative	455,500	568,000
Total	$518,000	$704,500